Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

Note 19 — Leases

A. Information regarding material lease agreements

On November 29, 2021, the Company entered into an office operating lease agreement in Tel Aviv starting January 1, 2022 for a period of one year. Monthly lease payments according to the lease are approximately $7 thousand, linked to the Israeli Consumer Price Index (“CPI”). On November 2022, the Company entered into an operating lease agreement for an additional office space at the same building for a period of one year, with monthly lease payments of approximately $5 thousand, linked to the CPI. Both agreements were extended several times for an additional period of one year- the first agreement ended in January 2025 and the second ended in October 2024. In June 2024, the Company entered into an operating lease agreement for an additional office space at the same building for a period of 15 months.

On November 1, 2024, the Company entered into an office operating lease agreement starting November 1, 2024 for a period of 2 years. Monthly lease payments according to the lease are approximately $18 thousand, linked to the Israeli Consumer Price Index (“CPI”). This lease agreement represents a modification of the previous lease and supersedes and terminates the previous lease agreements regarding the Company’s offices in Israel.

The Company has the option to extend its lease agreement. In measuring the lease liability and the right-of-use asset, the Company took into account this option, since this option is reasonably certain to be exercised.

In February 2024, the Company entered into a lease of offices in New-York for a period shorter than 1 year, and has elected the short-term lease recognition exemption provided by ASC 842. The monthly lease payment is approximately $5 thousands. As a result, leases with a term of 12 months or less are not recorded on the balance sheet. Instead, lease payments for these short-term leases, are recognized as an expense on a straight-line basis over the lease term.

On November 6, 2024, the company entered into a car leasing agreement starting November 18, 2024 for a period of 3 years. Monthly lease payments according to the lease are approximately $1 thousand, linked to the Israeli Consumer Price Index (“CPI”).

On January 31, 2025, the company entered into a car leasing agreement starting January 31, 2025 for a period of 3 years. Monthly lease payments according to the lease are approximately $1 thousand, linked to the Israeli Consumer Price Index (“CPI”).

On April 30, 2025, the Company entered into a new lease of offices in New York for a period of two years. Monthly lease payments according to the lease are approximately $11 thousand.

B. Right-of-use asset and lease liability balances

	Year ended December 31, 2025	Year ended December 31, 2024
	USD thousands	USD thousands
Right of use asset	575	551
Lease liability	648	579

C. Lease liability

Maturity analysis of the Company’s lease liability:

	December 31, 2025	December 31, 2024
	USD thousands	USD thousands
Less than one year	380	190
One to two years	268	206
Two to three years	—	183
Total	648	579

D. Supplemental information related to operating leases:

	Year ended December 31, 2025	Year ended December 31, 2024
	USD thousands	USD thousands
Operating cash flows paid for operating leases	356	138
Weighted average of remaining lease term	20.54 months	36 months
Weighted average of discount rate	8.54%	9.56%